Taxation	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Taxation
6.	TAXATION

Enterprise income tax

Cayman Islands

The Company is incorporated in the Cayman Islands and conducts substantially all of its business through its PRC subsidiaries and VIEs. Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. In addition, upon payments of dividends by these entities to their shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

Cheerbright is incorporated in the British Virgin Islands and conducts substantially all of its businesses through its PRC subsidiary and VIEs. Under the current laws of the British Virgin Islands, Cheerbright is not subject to tax on income or capital gains. In addition, upon payments of dividends by these entities to their shareholders, no British Virgin Islands withholding tax will be imposed.

Hong Kong

Autohome HK is incorporated in Hong Kong on March 16, 2012. In October 2013, Autohome HK acquired Autohome Media, a Hong Kong advertising and marketing company. Also in 2015, three new entities are established in Hong Kong. Companies registered in Hong Kong are subject to Hong Kong Profits Tax on the taxable income as reported in their respective statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. The applicable tax rate is 16.5% in Hong Kong. For the years ended December 31, 2016, 2017 and 2018, except for the tax payment made by Autohome Financing Hong Kong Limited in relation to its disposal of Shanghai Youcheyoujia Financing Co., Ltd. as its 25% shareholder, the Company did not make any provisions for Hong Kong profit tax as there were no assessable profits derived from or earned in Hong Kong during this period. Under the Hong Kong tax law, subsidiaries in Hong Kong are exempted from income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

The PRC

Autohome WFOE

In September 2010, Autohome WFOE was recognized as a “High-New Technology Enterprise” (“HNTE”), and eligible for a 15% preferential tax rate effective through 2019. Besides being an HNTE, Autohome WFOE filed for key software enterprise. Pursuant to the Circular on Issues concerning Preferential Enterprise Income Tax Policies for Software and Integrated Circuit Industries in May 2016, it was entitled to a more favorable tax rate of 10% for the tax year of 2017.

Beijing Autohome Technologies Co., Ltd.

In July 2015, Beijing Autohome Technologies Co., Ltd. was recognized as a HNTE and eligible for a 15% preferential tax rate effective through 2020. Besides being an HNTE, Beijing Autohome Technologies Co., Ltd. also filed for key software enterprise and was entitled to a more favorable tax rate of 10% for the tax year of 2017.

Beijing Prbrownies Software Co., Ltd.

In February 2016, Beijing Prbrownies Software Co., Ltd. was recognized as a HNTE and eligible for a 15% preferential tax rate effective through 2020. Besides being an HNTE, Beijing Prbrownies Software Co., Ltd. also filed for key software enterprise and was entitled to a more favorable tax rate of 10% for the tax year of 2017.

Chengdu Prbrownies Software Co., Ltd.

Pursuant to the aforementioned Circular, the eligible software enterprises would enjoy a preferential tax rate policy, whereby the enterprise will be entitled to two-year enterprise income tax exemption and reduced enterprise income tax rate of 12.5% for the three years thereafter, depending on the results of annual tax filing and examination afterwards instead of pre-approval process.

Chengdu Prbrownies Software Co., Ltd. filed for software enterprise and was exempt from income tax for the tax year of 2017 and could be exempt from income tax for the tax year of 2018, followed by a 50% reduction in the statutory income tax rate of 25% for the years of 2019, 2020 and 2021 provided that it continues to maintain its status as a software enterprise during each relevant tax year.

Considering the uncertainty in the results of tax filing and subsequent examination on the key software enterprise and software enterprise status by relevant authority, Autohome WFOE, Beijing Autohome Technologies Co., Ltd. and Beijing Prbrownies Software Co., Ltd. accrued the income tax expenses by applying the preferential HNTE tax rate of 15% and Chengdu Prbrownies Software Co., Ltd. accrued the income tax expenses by applying statutory tax rate of 25% for tax year of 2017.

The management subsequently assessed and concluded that the aforementioned uncertainty was eliminated in the fourth quarter of 2018 and a reversal of RMB117,470 (US$17,085)) was recorded in 2018, composed of current income tax expense of RMB118,996 (US$17,307) and deferred income tax benefit of RMB1,526 (US$222). A reversal of RMB173,557 and RMB158,995 was also recorded in the fourth quarter of 2016 and 2017, each composed of current income tax expense of RMB181,586 and deferred income tax expense of RMB8,029, current income tax expense of RMB163,651 and deferred income tax expense of RMB4,656.

The basic earnings per share effects related to the preferential tax rate were RMB2.89, RMB3.29 and RMB3.18 (US$0.46) for the years ended December 31, 2016, 2017 and 2018, respectively.

The Company’s remaining PRC subsidiaries and all the VIEs were subject to Enterprise Income Tax (“EIT”) at a rate of 25% for the years ended December 31, 2016, 2017 and 2018.

Under the New EIT Law, dividends paid by PRC enterprises out of profits earned post-2007 to non-PRC tax resident investors are subject to PRC withholding tax of 10%. A lower withholding tax rate may be applied based on applicable tax treaty with certain countries.

The New EIT Law also provides that enterprises established under the laws of foreign countries or regions and whose “place of effective management” is located within the PRC are considered PRC tax resident enterprises and subject to PRC income tax at the rate of 25% on worldwide income. The definition of “place of effective management” refers to an establishment that exercises, in substance, overall management and control over the production and business, personnel, accounting, properties, and other aspects of an enterprise. If the Company is deemed as a PRC tax resident, it would be subject to PRC tax under the New EIT Law. The Company has analyzed the applicability of this law and believes that the chance of being recognized as a tax resident enterprise is remote for PRC tax purposes.

The Group had minimal operations in jurisdictions other than the PRC. Income/(loss) before income tax expense consists of:

	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
PRC	1,263,223	2,266,075	3,197,471	465,054
Non PRC	(14,371)	(4,534)	43,950	6,392

	1,248,852	2,261,541	3,241,421	471,446

The income tax expense is comprised of:

	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Current	136,429	254,803	275,779	40,111
Deferred	(103,800)	12,279	102,111	14,851

	32,629	267,082	377,890	54,962

The reconciliation of income tax expense for the years ended December 31, 2016, 2017 and 2018 is as follows:

	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Income before income tax expense	1,248,852	2,261,541	3,241,421	471,446
Income tax expense computed at PRC statutory tax rates (25%)	312,213	565,385	810,355	117,861
Non-deductible expenses	50,163	63,223	49,117	7,143
Research and development expenses super – deduction	(24,365)	(30,806)	(89,796)	(13,060)
Change in valuation allowances	47,006	(15,510)	(15,285)	(2,223)
Outside basis difference	(28,265)	7,360	8,481	1,234
Effect of international tax rate difference	3,593	1,133	(10,988)	(1,598)
Interest expense relating to unrecognized tax benefits	2,482	—	—	—
Effect of preferential tax rate	(330,198)	(383,039)	(373,994)	(54,395)
Effect of withholding tax on dividend	—	59,336	—	—

Income tax expense	32,629	267,082	377,890	54,962

Deferred tax

The significant components of deferred taxes are as follows:

	December 31,
	2017	2018
	RMB	RMB	US$
Deferred tax assets
Allowance for doubtful accounts	352	756	110
Accrued staff cost	1,563	1,268	184
Accrued expenses	73,500	26,061	3,790
Revenue recognition	48,774	5,941	865
Tax losses	101,746	96,025	13,966
VAT refund	3,842	—	—
Less: Valuation allowances	(55,157)	(39,872)	(5,799)

Total deferred tax assets	174,620	90,179	13,116

Deferred tax liabilities
Intangible assets and internally-developed software	14,262	10,540	1,532
Outside basis difference and others	423,989	445,381	64,779

Total deferred tax liabilities	438,251	455,921	66,311

In assessing the realizability of deferred tax assets, the Group has considered whether it is more-likely-than-not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. The Group records a valuation allowance to reduce deferred tax assets to a net amount that management believes is more-likely-than-not of being realizable based on the weight of all available evidence. The Company recorded valuation allowances against the deferred tax assets of fourteen and eleven PRC subsidiaries and VIEs as of December 31, 2017 and 2018, respectively, due to the cumulative tax loss positions and insufficient forecasted future taxable income.

As of December 31, 2018, the Group had net operating losses of approximately RMB384,099 (US$55,865), which can be carried forward to offset taxable income. The net operating loss will start to expire in 2019 if not utilized.

Deferred tax liabilities arising from undistributed earnings

The Enterprise Income Tax Law also imposes a withholding income tax of 10% on dividends distributed by a Foreign Invested Enterprises (“FIEs”) to its immediate holding company outside of China. A lower withholding income tax rate of 5% is applied if the FIE’s immediate holding company is registered in Hong Kong or other jurisdictions that have a tax treaty arrangement with China.

On November 6, 2017, the board of directors of the Company declared a special cash dividend of approximately RMB5.08 per ordinary share. The Company does not have present plan to pay additional dividends in the foreseeable future and the board of directors of the Company currently intends to retain the remaining available funds and earnings to operate and expand the business. In 2017, The Company accrued RMB59,336 of deferred income tax expenses associated with the expected cash dividend payment. As of December 31, 2017 and 2018, the total amount of undistributed earnings from the Company’s PRC subsidiaries and VIEs that are considered to be permanently reinvested was RMB5,318,555 and RMB8,274,556 (US$1,203,484), respectively. As of December 31, 2017 and 2018, determination of the amount of unrecognized deferred tax liability related to the earnings that are indefinitely reinvested is not practical.

Unrecognized tax benefits

As of December 31, 2017 and 2018, the Company recorded an unrecognized tax benefit of RMB32,122 and RMB24,068 (US$3,501), respectively, of which nil and nil, respectively, are presented on a net basis against the deferred tax assets related to tax loss carry forwards on the consolidated balance sheets. This represents the difference between the amount of benefit recognized in the statement of financial position and the amount taken or expected to be taken in a tax return. It is possible that the amount of uncertain tax position will change in the next twelve months, however, an estimate of the range of the possible outcomes cannot be made at this time. As of December 31, 2017 and 2018, unrecognized tax benefits of RMB16,995 and RMB11,659 (US$1,695), respectively, if ultimately recognized, will impact the effective tax rate.

A roll-forward of unrecognized tax benefits is as follows:

	December 31,
	2017	2018
	RMB	RMB	US$
Beginning balance	21,902	19,047	2,770
Additions based on tax positions related to current year	—	—	—
Decreases based on tax positions related to prior years	(2,855)	(7,388)	(1,075)

Ending balance	19,047	11,659	1,695

During the years ended December 31, 2016, 2017 and 2018, the Company recorded late payment interest expense of RMB2,482, nil and nil, and penalties of nil, nil and nil, respectively, as part of income tax expense. As of December 31, 2017 and 2018, the Company recorded RMB13,075 and RMB12,409 (US$1,806) for late payment interest expense, and nil and nil for penalties.

The tax years ended December 31, 2014 through 2018 for the Company’s PRC subsidiaries and VIEs remain subject to examination by the PRC tax authorities.